TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Information
Revenue from mining operation	$ 1,917,714	$ 1,821,799	$ 1,422,521
Gold
Product Information
Revenue from mining operation	1,712,665	1,563,760	1,216,249
Silver
Product Information
Revenue from mining operation	140,221	171,725	104,544
Gold & Silver
Product Information
Percentage of revenue from precious metal to total revenue from mining operations	97.00%	95.00%	93.00%
Zinc
Product Information
Revenue from mining operation	45,797	70,522	77,544
Percentage of revenue from byproduct metals to total revenue from mining operations	2.00%	4.00%	5.00%
Copper
Product Information
Revenue from mining operation	19,019	14,451	22,219
Percentage of revenue from byproduct metals to total revenue from mining operations	1.00%	1.00%	2.00%
Lead
Product Information
Revenue from mining operation	$ 12	$ 1,341	$ 1,965